Trade and other receivables and deferred expenses - Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables, net of loss allowance	$ 5,242	$ 4,058
Deposits, prepayments and other receivables
- deposits	568	887
- prepayments	7,047	3,299
- other receivables	360	1,099
Deposits, prepayments and other receivables	7,975	5,285
Deferred expenses	3,549	8,313
Current	16,766	17,656
Non-current
Deferred expenses	0	3,531
Trade and other non-current receivables	$ 16,766	$ 21,187